Note 13 - Fair Value of Financial Instruments (Details) - Fair Value Measurements - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Cash and cash equivalents, carrying value	$ 45,530	$ 45,530	$ 30,977	$ 28,344	$ 45,651
Certificates of deposits in financial institutions, carrying value	1,715	1,715	980
Certificates of deposits in financial institutions, fair value	1,715	1,715	980
Securities available for sale, carrying value	91,651	91,651	85,236
Securities available for sale, fair value	91,651	91,651	85,236
Securities held to maturity, carrying value	19,903	19,903	22,820
Securities held to maturity, fair value	20,790		23,570
Federal Home Loan Bank and Federal Reserve Bank stock, carrying value		6,576	6,576
Loans, net, carrying value	579,104	579,104	586,434
Accrued interest receivable, carrying value		1,819	1,806
Financial Liabilities:
Deposits, carrying value	660,746	660,746	646,830
Other borrowed funds, carrying value	23,946	23,946	24,972
Subordinated debentures, carrying value	$ 8,500	8,500	8,500
Accrued interest payable, carrying value		449	394
Estimate of Fair Value Measurement [Member]
Financial Assets:
Cash and cash equivalents, fair value		45,530	30,977
Certificates of deposits in financial institutions, carrying value		1,715	980
Certificates of deposits in financial institutions, fair value		1,715	980
Securities available for sale, carrying value		91,651	85,236
Securities available for sale, fair value		91,651	85,236
Securities held to maturity, fair value		$ 20,790	$ 23,570
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Loans, net, fair value		$ 582,427	$ 591,594
Accrued interest receivable, fair value		1,819	1,806
Financial Liabilities:
Deposits, fair value		661,135	647,297
Other borrowed funds, fair value		23,672	24,555
Subordinated debentures, fair value		5,368	4,979
Accrued interest payable, fair value		449	394
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents, fair value		$ 45,530	$ 30,977
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Financial Liabilities:
Deposits, fair value		$ 176,499	$ 161,794
Accrued interest payable, fair value		4	4
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Certificates of deposits in financial institutions, carrying value		1,715	980
Certificates of deposits in financial institutions, fair value		1,715	980
Securities available for sale, carrying value		91,651	85,236
Securities available for sale, fair value		91,651	85,236
Securities held to maturity, fair value		$ 9,814	$ 12,144
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Accrued interest receivable, fair value		$ 224	$ 230
Financial Liabilities:
Deposits, fair value		484,636	485,503
Other borrowed funds, fair value		23,672	24,555
Subordinated debentures, fair value		5,368	4,979
Accrued interest payable, fair value		445	390
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Securities held to maturity, fair value		$ 10,976	$ 11,426
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Loans, net, fair value		$ 582,427	$ 591,594
Accrued interest receivable, fair value		$ 1,595	$ 1,576